Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.9%
Apparel — 3.2%
adidas AG	3,663	$421,103
LVMH Moet Hennessy Louis Vuitton S.E.	878	517,647
NIKE, Inc., Class B	10,828	900,023
		1,838,773
Auto Parts & Equipment — 1.3%
Aptiv PLC*	9,962	779,128
Beverages — 1.6%
PepsiCo, Inc.	5,633	919,644
Chemicals — 1.2%
The Sherwin-Williams Co.	3,267	668,918
Commercial Services — 4.1%
Equifax, Inc.	4,931	845,321
Gartner, Inc.*	1,519	420,292
Moody's Corp.	2,981	724,711
Verisk Analytics, Inc.	2,069	352,827
		2,343,151
Computers — 9.7%
Accenture PLC, Class A	7,923	2,038,588
Apple, Inc.	22,921	3,167,682
Cognizant Technology Solutions Corp., Class A	6,724	386,227
		5,592,497
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	8,370	587,993
The Estee Lauder Cos., Inc., Class A	1,439	310,680
		898,673
Diversified Financial Services — 6.7%
Mastercard, Inc., Class A	2,247	638,912
The Charles Schwab Corp.	17,517	1,258,947
Visa, Inc., Class A	11,000	1,954,150
		3,852,009
Electric — 1.0%
Xcel Energy, Inc.	9,153	585,792
Electronics — 7.2%
Agilent Technologies, Inc.	6,323	768,560
Amphenol Corp., Class A	20,908	1,400,000
Fortive Corp.	19,620	1,143,846
TE Connectivity Ltd.	7,536	831,673
		4,144,079
Food — 1.5%
McCormick & Co., Inc.	12,255	873,414
Healthcare Products — 9.0%
Abbott Laboratories	5,863	567,304
Boston Scientific Corp.*	30,977	1,199,739
Danaher Corp.	3,235	835,568
STERIS PLC	4,936	820,758
Stryker Corp.	2,741	555,162
	Number of Shares	Value†

Healthcare Products — (continued)
Thermo Fisher Scientific, Inc.	2,399	$1,216,749
		5,195,280
Healthcare Services — 2.0%
ICON PLC*	6,332	1,163,695
Household Products & Wares — 2.0%
Church & Dwight Co., Inc.	16,513	1,179,689
Insurance — 3.7%
Aon PLC, Class A	5,308	1,421,854
Marsh & McLennan Cos., Inc.	4,779	713,457
		2,135,311
Internet — 8.3%
Alphabet, Inc., Class A*	43,880	4,197,122
Tencent Holdings Ltd.	16,900	570,820
		4,767,942
Machinery — Diversified — 1.1%
Otis Worldwide Corp.	10,340	659,692
Media — 0.3%
Charter Communications, Inc., Class A*	483	146,518
Pharmaceuticals — 2.5%
Becton Dickinson and Co.	4,767	1,062,230
Cigna Corp.	1,463	405,939
		1,468,169
Private Equity — 0.4%
Blackstone, Inc.	2,989	250,179
Retail — 4.6%
Ross Stores, Inc.	13,043	1,099,134
Starbucks Corp.	10,979	925,090
The TJX Cos., Inc.	10,495	651,949
		2,676,173
Semiconductors — 3.0%
Analog Devices, Inc.	4,591	639,710
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,065	415,816
Texas Instruments, Inc.	4,200	650,076
		1,705,602
Software — 19.5%
Adobe, Inc.*	2,271	624,979
Black Knight, Inc.*	12,034	778,961
Electronic Arts, Inc.	11,851	1,371,279
Fidelity National Information Services, Inc.	9,804	740,888
Fiserv, Inc.*	14,640	1,369,865
Microsoft Corp.	27,213	6,337,908
		11,223,880

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.4%
Canadian Pacific Railway Ltd.	11,891	$793,367
TOTAL COMMON STOCKS (Cost $48,370,423)		55,861,575

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Diversified — 1.6%
American Tower Corp. (Cost $976,007)	4,241	910,543

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $594,183)	594,183	594,183
TOTAL INVESTMENTS — 99.5% (Cost $49,940,613)		$57,366,301
Other Assets & Liabilities — 0.5%		283,299
TOTAL NET ASSETS — 100.0%		$57,649,600

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2022††
United States	88%
Ireland	7
Canada	1
China	1
France	1
Germany	1
Taiwan	1
Total	100%
††	% of total investments as of September 30, 2022.
2